Others - Movement of Level 3 - Sensitivity analysis of changes in significant unobservable inputs to valuation model used in Level 3 (Details) - Convertible preferred shares - Level 3 $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 USD ($)
Exit multiple measurement input
Significant unobservable inputs
Exit multiple		6.93
Market approach
Significant unobservable inputs
Percentage of usage	50.00%
Percentage of deviation	30.00%
Market approach | Discount for lack of marketability
Significant unobservable inputs
Financial Liabilities		259,230
Percentage of WACC		10.00%
Income approach | Weighted average cost of capital
Significant unobservable inputs
Percentage of usage	50.00%
Percentage of deviation	30.00%
Percentage of WACC		13.73%